Income Taxes - Components of the deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accrued liabilities	$ 25	$ 25
Unrealized foreign currency translation adjustments on limited partnerships	0	317
Other assets	148	20
Total deferred tax assets	173	362
Deferred tax liabilities
Investments	(96,249)	(78,081)
Unrealized net capital gains	(56,038)	(33,151)
DAC	(11,521)	(14,447)
Life and annuity reserves	(2,483)	(29,048)
Unrealized foreign currency translation adjustments on limited partnerships	(180)	0
Other liabilities	(583)	(484)
Total deferred tax liabilities	(167,054)	(155,211)
Net deferred tax liability	$ (166,881)	$ (154,849)